CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 1,492	$ 1,639
Restricted bank deposit	1,699	1,162
Trade receivable, net	17,508	13,460
Other accounts receivable and prepaid expenses	1,307	951
Inventories, net (Note 3)	3,201	3,169
Patents	5,283	5,283
Total current assets	30,490	25,664
LONG-TERM ASSETS
Severance pay funds	375	361
Deferred tax long term	437	385
Property and equipment, net	859	843
Other Intangible assets, net (Note 4)	9,558	10,070
Other non-current assets	10
Goodwill	7,026	7,026
Total non-current assets	18,265	18,685
TOTAL ASSETS	48,755	44,349
CURRENT LIABILITIES
Trade payables	3,425	3,488
Employees and payroll accruals	3,150	2,773
Related parties	198	171
Accrued expenses and other liabilities	4,048	4,475
Deferred revenue	1,455	1,665
Short-term liability for future earn-out	351	971
Total current liabilities	12,627	13,543
LONG-TERM LIABILITIES
Long-term loan	13,526	9,624
Related parties	1,655	165
Deferred revenues	748	836
Long-term liability for future earn-out	46	46
Accrued severance pay	549	585
Total non-current liabilities	16,524	11,256
SHAREHOLDERS' EQUITY:
Ordinary shares	1,110	1,110
Additional paid-in capital	84,575	84,399
Accumulated deficit	(66,082)	(65,959)
Total shareholders' equity	19,604	19,550
Total liabilities and shareholders' equity	$ 48,755	$ 44,349